Supplement dated June 22, 2018

To the current Prospectuses, as amended, for

New York Life Insurance and Annuity Corporation

New York Life Variable Universal Life Insurance Policies

Investing in

NYLIAC Variable Universal Life Separate Account-I

This supplement amends the most recent prospectuses you received, as amended (the “Prospectuses”), for the variable universal life insurance policies offered through the separate account referenced above. You should read this information carefully and retain this supplement for future reference together with the Prospectuses. This supplement is not valid unless it is read in conjunction with the applicable Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

The purpose of this supplement is to note changes to the names of certain Eligible Portfolios, Funds and an investment advisor listed in the Prospectuses, as applicable. Keeping this purpose in mind, please note that the following changes will occur:

1.	Name Change to Certain Eligible Portfolios:

Effective July 2, 2018, the name of the following three Eligible Portfolios (the “DWS Eligible Portfolios”) will change from:

Deutsche Alternative Asset Allocation VIP—Class A to DWS Alternative Asset Allocation VIP—Class A;

Deutsche Small Cap Index VIP—Class A to DWS Small Cap Index VIP—Class A; and

Deutsche Small Mid Cap Value VIP—Class A to DWS Small Mid Cap Value VIP—Class A.

Effective July 30, 2018, the name of the following two Eligible Portfolios will change from:

PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class to PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class; and

PIMCO VIT Global Bond Portfolio (Unhedged)—Administrative Class to PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class.

2.	Name Change to Certain Funds

Effective July 2, 2018, the name of the following two Funds will change from:

Deutsche Investments VIT Funds to Deutsche DWS Investments VIT Funds; and

Deutsche Variable Series II to Deutsche DWS Variable Series II.

3.	Name Change of the Investment Advisor to the DWS Eligible Portfolios

Effective July 2, 2018, the name of the Investment Advisor to the DWS Eligible Portfolios will change from Deutsche Investment Management Americas Inc. to DWS Investment Management Americas Inc.

New York Life Insurance and Annuity Corporation

(A Delaware Corporation)

51 Madison Avenue

New York, New York 10010